MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:- MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of June 30, 2026 and December 31, 2025:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of June 30, 2026:
Available-for-sale – matures within one year:
U.S. Treasury	$39,713	$-	$31	$39,682

As of December 31, 2025:
Available-for-sale – matures within one year:
U.S. Treasury	$9,276	$8	$-	$9,284

As of June 30, 2026, the Company had no significant unrealized losses related to marketable securities (which were accumulated in a period of less than 12 months) and determined the unrealized losses are not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of June 30, 2026, all of the Company’s available-for-sale marketable securities were due within one year.

The Company had no sales of marketable securities during the six-month periods ended June 30, 2026 and 2025, and accordingly no realized gains or losses were recorded. Proceeds from maturities of available-for-sale marketable securities during the six month periods ended June 30, 2026, and 2025 were $8,970 and $21,643, respectively.